Property, Plant and Equipment - Summary of Changes in Carrying Value of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	€ 4,119
Additions		400	€ 900
Ending balance		3,248	4,119	[1]
Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,846	11,409
Additions		422	926
Disposals		(192)	(1,371)
Currency translation adjustments		16	(18)
Transfers		0	(100)
Ending balance		11,092	10,846
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(6,727)	(6,347)
Depreciation charge		(1,303)	(1,635)
Disposals		191	1,150
Currency translation adjustments		(5)	5
Transfers		0	100
Ending balance		(7,844)	(6,727)
Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,174
Ending balance		1,744	2,174
Property [Member] | Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,001	2,810
Additions		24	191
Disposals		0	0
Currency translation adjustments		0	0
Transfers		0	0
Ending balance		3,025	3,001
Property [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(827)	(399)
Depreciation charge		(454)	(428)
Disposals		0	0
Currency translation adjustments		0	0
Transfers		0	0
Ending balance		(1,281)	(827)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		938
Ending balance		812	938
Equipment [Member] | Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,563	4,099
Additions		388	670
Disposals		(192)	(932)
Currency translation adjustments		1	(1)
Transfers		0	(271)
Ending balance		3,760	3,563
Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,625)	(2,967)
Depreciation charge		(512)	(691)
Disposals		191	760
Currency translation adjustments		(2)	1
Transfers		0	271
Ending balance		(2,948)	(2,625)
Furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		36
Ending balance		12	36
Furniture [member] | Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		250	307
Additions		0	10
Disposals		0	(67)
Currency translation adjustments		0	0
Transfers		0	0
Ending balance		250	250
Furniture [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(214)	(205)
Depreciation charge		(24)	(46)
Disposals		0	38
Currency translation adjustments		0	0
Transfers		0	0
Ending balance		(238)	(214)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		971
Ending balance		680	971
Leasehold improvements [member] | Capitalized costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,032	4,193
Additions		10	56
Disposals		0	(372)
Currency translation adjustments		15	(17)
Transfers		0	171
Ending balance		4,057	4,032
Leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(3,061)	(2,776)
Depreciation charge		(313)	(470)
Disposals		0	352
Currency translation adjustments		(3)	4
Transfers		0	(171)
Ending balance		€ (3,377)	€ (3,061)

[1]	For information on voluntary change in accounting policy, see note 5.2.16.